Investments in associates and joint ventures - Assets held for sale (Details) $ in Millions		3 Months Ended	6 Months Ended
	Dec. 27, 2019 USD ($) item	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	May 25, 2020 USD ($)
Henan Longyu Energy Resources Co., Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of total outstanding common shares disposed	25.00%
Number of coal mines the entity operates | item	2
Proceeds from sale of assets	$ 152
Vale Nouvelle Caledonie S.A.S.
Disclosure of detailed information about business combination [line items]
Impairment		$ 314	$ 314
Amount of liability that will be recognized at completion of transaction				$ 500